ASSET MANAGEMENT AND OTHER SERVICES	12 Months Ended
Dec. 31, 2022
ASSET MANAGEMENT AND OTHER SERVICES
ASSET MANAGEMENT AND OTHER SERVICES

19.    ASSET MANAGEMENT AND OTHER SERVICES

As of December 31, 2022 and 2021, Banco Supervielle S.A. is the depository of the Asset managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Asset Management and Other Service	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Premier Renta C.P. Pesos	101,661,606	98,135,716	101,528,063	97,995,350	16,191,115,975	11,713,447,317
Premier Renta Plus en Pesos	671,186	580,351	669,226	576,890	21,721,110	15,706,691
Premier Renta Fija Ahorro	12,905,041	17,957,707	12,775,831	17,840,745	712,483,562	2,136,780,683
Premier Renta Fija Crecimiento	205,918	222,501	205,377	221,883	4,920,585	4,571,392
Premier Renta Variable	599,412	798,301	584,246	792,070	5,946,886	8,944,577
Premier FCI Abierto Pymes	1,282,598	2,028,648	1,236,395	2,024,425	75,458,259	99,988,028
Premier Commodities	1,048,467	582,665	804,068	439,031	24,979,798	15,200,277
Premier Capital	6,688,744	2,801,114	6,650,992	2,768,095	476,377,885	180,998,028
Premier Inversión	1,264,380	2,563,981	1,263,772	2,562,732	1,052,023,732	1,965,594,347
Premier Balanceado	1,689,536	2,343,765	1,370,786	2,341,934	102,340,389	169,137,724
Premier Renta Mixta	3,805,353	7,166,782	3,796,118	6,390,810	616,247,881	850,150,799
Premier Renta Mixta en USD	283,405	262,797	237,883	261,196	2,569,639	2,122,092
Premier Performance en USD	542,190	1,016,561	537,053	1,009,157	4,468,523	6,455,272
Premier Global USD	66,246	517,589	65,360	516,588	321,553	2,430,000
Premier Estratégico	1,465,984	—	1,464,690	—	832,710,848	—